Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 01, 2026	Aug. 02, 2025	Aug. 03, 2024	Jul. 29, 2023	Jul. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The table below shows compensation actually paid, as defined by the SEC in Item 402(v) of Regulation S-K (“Item 402(v)”), for our executives, and our financial performance for the fiscal years ended August 1, 2026, August 2, 2025, August 3, 2024, July 29, 2023, and July 30, 2022. For purposes of this discussion, our CEO is also referred to as our principal executive officer or “PEO” and our other named executive officers are referred to as our “Non-PEO NEOs”:

	Summary Compensation Table (“SCT”) Totals For:			Compensation Actually Paid (“CAP”) To:					Value of Initial Fixed $100 Investment Based On:
Year	PEO 1 ($) (1)(2)	PEO 2 ($) (1)(2)	PEO 3 ($) (1)(2)	PEO 1 ($) (1)(3)	PEO 2 ($) (1)(3)	PEO 3 ($) (1)(3)	Average SCT Total for Non-PEO NEOs ($) (1)(2)	Average CAP to Non-PEO NEOs ($) (1)(3)	Total Shareholder Return ($) (4)	Peer Group Total Shareholder Return ($) (5)	Net Loss (in thousands) ($) (6)	Adjusted EBITDA (in thousands) ($) (7)
2026	N/A	N/A	8,560,536	N/A	N/A	7,217,099	2,891,101	2,615,004	7.46	102.52	(12,606)	53,387
2025	N/A	N/A	10,129,032	N/A	N/A	11,249,951	3,508,770	4,846,565	8.33	88.10	(28,739)	49,139
2024	N/A	N/A	1,464,928	N/A	N/A	(3,215,275)	2,945,147	2,266,228	7.59	82.36	(128,840)	29,281
2023	476,112	652,000	9,838,545	336,828	(2,670,068)	14,172,325	3,148,095	1,407,739	9.11	73.42	(171,973)	16,814
2022	N/A	3,134,920	N/A	N/A	(26,070,368)	N/A	5,631,793	(370,343)	11.07	68.03	(207,121)	(19,455)

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	NEOs included in these tables reflect the following individuals:

Year	PEO		Non-PEO NEOs
2026	PEO 3	Matt Baer	David Aufderhaar, Casey O’Connor, Sree Sreedhararaj, Anthony Bacos
2025	PEO 3	Matt Baer	David Aufderhaar, Casey O’Connor, Anthony Bacos
2024	PEO 3	Matt Baer	David Aufderhaar, Casey O’Connor, Anthony Bacos
2023	PEO 1	Katrina Lake	Dan Jedda, Scott Darling, Sachin Dhawan, David Aufderhaar, Casey O’Connor
	PEO 2	Elizabeth Spaulding
	PEO 3	Matt Baer
2022	PEO 2	Elizabeth Spaulding	Dan Jedda, Scott Darling, Sachin Dhawan

Peer Group Issuers, Footnote	Peer Group TSR represents the cumulative total return on a fixed investment of $100 in the Standard and Poor’s Retail Select Industry Index for the period beginning on the last trading day of fiscal year ended July 30, 2022 through the end of each applicable fiscal year (August 1, 2026), assuming reinvestment of dividends.
Adjustment To PEO Compensation, Footnote	CAP has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for fiscal year 2026, the following amounts were deducted from and added to the total compensation number shown in the SCT:

Reconciliation of SCT Total to CAP	Fiscal Year 2026 (For PEO 3)	Fiscal Year 2026 (Average For Non-PEO NEOs)
Summary Compensation Table Total	8,560,536	2,891,101
Less: Amounts Reported in SCT for Stock and Option Awards Based on Grant Date Fair Value	(5,879,502)	(2,087,201)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	4,618,220	1,778,064
Plus/Less: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(831,792)	(199,112)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	606,143	182,896
Plus/ Less: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	143,493	49,255
Compensation Actually Paid	7,217,099	2,615,004

For purposes of the above adjustments, the fair values of equity awards on the applicable date were determined in accordance with ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant date fair value for accounting purposes. The assumptions used in calculating such amounts are set forth in the notes to our audited consolidated financial statements included in our 2026 Annual Report.

The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see the notes to our financial statements in our 2026 Annual Report and the footnotes to the Summary Compensation Table of this proxy statement.

Fiscal Year 2026
Restricted Stock Units
Stock Price	$3.15 - $5.94
Stock Options
Expected Term (years)	0.7 - 3.7
Strike Price	$2.48 - $5.02
Volatility	70.8% - 88.5%
Dividend Yield	0.0% - 0.0%
Risk-Free Interest Rate	3.4% - 4.2%

Non-PEO NEO Average Total Compensation Amount	$ 2,891,101	$ 3,508,770	$ 2,945,147	$ 3,148,095	$ 5,631,793
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,615,004	4,846,565	2,266,228	1,407,739	(370,343)
Compensation Actually Paid vs. Total Shareholder Return
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against our TSR, as well as the relationship between our TSR and the TSR of our peer group:

Compensation Actually Paid vs. Net Income	The following chart illustrates the CAP for our PEOs and the average CAP for our Non-PEO NEOs against our net income (loss):
Compensation Actually Paid vs. Company Selected Measure
The following chart illustrates the CAP for our PEOs and the average CAP for our Non-PEO NEOs against our Adjusted EBITDA. Refer to Appendix A to this proxy statement for a reconciliation of net loss, the most comparable GAAP financial measure, to Adjusted EBITDA for each of the fiscal years presented.

Total Shareholder Return Vs Peer Group
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against our TSR, as well as the relationship between our TSR and the TSR of our peer group:

Tabular List, Table
The following is an unranked list of the financial performance measures we consider most important in linking company performance and compensation actually paid to our named executive officers for the most recently completed fiscal year:
•TSR
•Net Income (Loss)
•Adjusted EBITDA

Total Shareholder Return Amount	$ 7.46	8.33	7.59	9.11	11.07
Peer Group Total Shareholder Return Amount	102.52	88.10	82.36	73.42	68.03
Net Income (Loss)	$ (12,606,000)	$ (28,739,000)	$ (128,840,000)	$ (171,973,000)	$ (207,121,000)
Company Selected Measure Amount	53,387,000	49,139,000	29,281,000	16,814,000	(19,455,000)
Additional 402(v) Disclosure	Amounts reflect total compensation as reported in our SCT for our NEOs for each applicable fiscal year.Total Shareholder Return (“TSR”) represents the cumulative total return to stockholders on a fixed investment of $100 in our Class A common stock for the period beginning on the last trading day of fiscal year ended July 30, 2022 through the end of each applicable fiscal year (August 1, 2026), assuming reinvestment of dividends. The Company has not paid dividends historically. The dollar amounts reported represent the net loss reflected in the Company’s audited consolidated financial statements for each applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income (Loss)
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	The dollar amounts reported represent our Adjusted EBITDA reflected in the Company’s audited consolidated financial statements for each applicable fiscal year. Refer to Appendix A to this Proxy Statement for more detail on how we define Adjusted EBITDA and for a reconciliation of net loss, the most comparable GAAP financial measure, to Adjusted EBITDA for each of the fiscal years presented.
Measure:: 4
Pay vs Performance Disclosure
Name	Net Revenue
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,087,201)
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,778,064
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(199,112)
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	182,896
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,255
Matt Baer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	8,560,536	$ 10,129,032	$ 1,464,928	$ 9,838,545
PEO Actually Paid Compensation Amount	$ 7,217,099	$ 11,249,951	$ (3,215,275)	$ 14,172,325
PEO Name	Matt Baer	Matt Baer	Matt Baer	Matt Baer
Matt Baer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,879,502)
Matt Baer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,618,220
Matt Baer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(831,792)
Matt Baer [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	606,143
Matt Baer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 143,493
Katrina Lake [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 476,112
PEO Actually Paid Compensation Amount				$ 336,828
PEO Name				Katrina Lake
Elizabeth Spaulding [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 652,000	$ 3,134,920
PEO Actually Paid Compensation Amount				$ (2,670,068)	$ (26,070,368)
PEO Name				Elizabeth Spaulding	Elizabeth Spaulding